EQUITY (Details 2) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Option Indexed to Issuers Equity [Line Items]
Option, Outstanding, Beginning Balance (in shares)	442,000	450,000	450,000
Option, Granted (in shares)	131,000	94,000	0
Option, Forfeited (in shares)	(31,000)	(94,000)
Option, Exercised (in shares)	(134,000)	(8,000)
Option, Outstanding, Ending Balance (in shares)	408,000	442,000	450,000
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 2.89	$ 1.63	$ 1.45
Options, Aggregate Intrinsic Value, Ending Balance (in dollars)	$ (63,320)	$ 994,160	$ 400,500